Loan Principal and Financing Service Fee Receivables - Summary of Nonaccrual Loan Principal (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Notes And Loans Receivable Classified [Abstract]
Nonaccrual loan principal	¥ 298,090,833	$ 43,355,513	¥ 181,193,812
Less: allowance for nonaccrual loan principal	(249,337,315)	(36,264,608)	(147,790,782)
Nonaccrual loan principal, net	¥ 48,753,518	$ 7,090,905	¥ 33,403,030